Major Customers and Concentration of Credit Risk	3 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Major Customers and Concentration of Credit Risk

Note 3 - Major Customers and Concentration of Credit Risk

For the three months ended March 31, 2018, three customers accounted for 37% of the Company’s revenues. For the three months ended March 31, 2017, three customers accounted for 48% of the Company’s revenues. As of March 31, 2018, three customers accounted for 36% of the Company’s accounts receivable. As of December 31, 2017, three customers accounted for 34% of the Company’s accounts receivable.

For the three months ended March 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	16%	25%
B	13%	13%
C	8%	10%

As of March 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	March 31, 2018	December 31, 2017
D	14%	5%
B	14%	18%
E	8%	11%

The Company provides credit terms to customers in connection with purchases of the Company’s products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer’s payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management’s best estimate of potential losses. The allowance for doubtful accounts was approximately $1,000 as of March 31, 2018 and December 31, 2017. There was no allowance for sales returns at March 31, 2018 or December 31, 2017.